INVENTORY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Inventory Tables
Schedule of inventory

	March 31, 2016	December 31, 2015
	($ in thousands)
Finished goods	$116	$301
Work in process	276	307
Raw materials and supplies	119	145
	$511	$753

	December 31,
	2015	2014
	($ in thousands)
Finished goods	$301	$1,273
Work in process	$307	326
Raw materials and supplies	$145	325
	$753	$1,924